Schedule of key management personnel and directors’ compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Key Management Personnel And Director Compensation
Compensation and benefits	$ 1,203	$ 1,405	$ 1,177
Share-based compensation	152	197
Key management personnel and directors’ compensation	$ 1,355	$ 1,602